DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2013
Due To Related Parties [Abstract]
Schedule Of Due To Related Party [Table Text Block]
	December 31,
	2013	2012

Shenzhen TOFA Complex Metal Material Co. Ltd (i)	$166,297	$137,703

(i)	This represents certain advances received by the Group from the entity for operating purpose.